Share-Based Compensation - Summary of Share Units (Phantom Share Entitlement Plan) (Detail) - Phantom Share Entitlement Plan [Member]	12 Months Ended
Dec. 31, 2024 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening Balance, Number | shares	158,913
Exercised , Number | shares	(28,770)
Expired | shares	(27,352)
Ending Balance, Number | shares	102,791
Opening Balance, Weighted average grant | $ / shares	$ 12.61
Exercised, Weighted average grant | $ / shares	6.72
Expired, Weighted average grant | $ / shares	15.75
Ending Balance, Weighted average grant | $ / shares	$ 13.42